RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

For the nine months ended September 30, 2025 and 2024, the Company has following transactions with related parties:

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Purchases
- Insite MY International, Inc.	$51,476	$89,558

Leasing
- Office space leasing	75,961	70,482

Total	$127,437	$160,040

For the year ended December 31, 2024 and 2023, the Company has following transactions with related parties:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Purchases
- Insite MY International, Inc.	$77,294	$40,235

Leasing
- Office space leasing	94,981	93,691

Total	$172,275	$133,926